Note 8. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
Year Ended December 31:
2013	137,589
2014	141,428
2015	144,411
2016	123,336
Thereafter	—
Total	$546,764